EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2019 are as follows:

	2019	2018
Plan assets - Defined contribution pension plan	45,381	17,952
Total assets	45,381	17,952
Actuarial liabilities - Defined benefit pension plan	1,138,592	1,057,846
Acturial liabilities - Post-employment health care benefit	298,989	272,369
Retirement and termination benefit liabilities	32,863	26,502
Total liabilities	1,470,444	1,356,717
Current	495	157
Non-current	1,469,949	1,356,560

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North-American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement.

Additionally, the Company and its subsidiaries in Brazil sponsored a defined benefit pension plan (Brazilian plans), which are managed through Gerdau - Sociedade de Previdência Privada, a closed supplementary pension entity. In 2010, it was approved the settlement of a defined benefit plan, in which the participants had the rights for the benefit settled. All participants of those plans, which are now settled, were able to: (i) choose to adhere to a new defined contribution plan, when it was authorized to transfer the amount related to the individual mathematical reserve from the settled plan for the new plan and add amounts to this reserve through future contributions and sponsors, plus the resources profitability; or (ii) do not transfer the reserve and maintain the benefit settled in the defined benefit plan, adjusted by the INPC (National Index of Consumer Prices).

The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans. Due to the migration process and the closing of the Brazilian pension plans in 2010, the Company is not calculating the potential effects of changes in discount rates and expected return rate on assets for these plans. The potential effects of changes to the North-American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(16,203)	12,383

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (1,120,938) as of December 31, 2019 (R$ (1,075,377) as of December 31, 2018).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2019	2018	2017
Cost of current service	54,518	60,803	60,595
Interest expense	189,544	82,513	90,381
Return on plan assets	(163,148)	(59,692)	(64,128)
Past service cost	2,302	7,065	1,082
Settlement	(4,712)	3,220	(566)
Interest cost on unrecoverable surplus	16,247	20,023	21,211
Net pension cost	94,751	113,932	108,575

The reconciliations of assets and liabilities of the plans are as follows:

	2019	2018
Present value of defined benefit obligation	(4,601,966)	(4,391,251)
Fair value of plan assets	3,656,891	3,568,934
Asset ceiling restrictions on recognition of net funded assets	(193,517)	(235,532)
Net	(1,138,592)	(1,057,849)
Plan assets	—	—
Defined benefit obligation	(1,138,592)	(1,057,849)

Changes in plan assets and actuarial liabilities were as follows:

	2019	2018	2017
Variation of the plan obligations
Obligation at the begining of the year	4,391,251	4,314,592	4,174,653
Cost of service	54,518	60,803	60,595
Interest expense	189,544	188,729	195,557
Payments of the benefits	(309,817)	(318,198)	(335,471)
Past service cost	2,302	7,065	1,082
Supplementary amounts of the plan	—	17,078	—
Settlement	(498,493)	(61,369)	(52,035)
Acturial remeasurements	546,911	(370,083)	235,549
Liabilities held for sale	—	—	(101,794)
Exchange Variance	225,750	552,634	136,456
Obligation at the end of the year	4,601,966	4,391,251	4,314,592

	2019	2018	2017
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,568,934	3,456,613	3,292,890
Return of the plan assets	163,148	165,908	169,304
Contributions from sponsors	162,650	197,828	111,450
Settlement	(493,781)	(64,868)	(51,469)
Payments of benefits	(309,817)	(318,198)	(335,471)
Remeasurement	386,767	(253,301)	232,214
Assets held for sale	—	—	(73,127)
Exchange Variance	178,990	384,952	110,822
Fair value of plan assets at the end of the year	3,656,891	3,568,934	3,456,613

The fair value of plan assets includes shares of the Company in the amount of R$ 10,221 as of December 31, 2019 (R$ 3,427 as of December 31, 2018).

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2019	2018	2017
Remeasurements	(386,767)	253,301	(232,214)
Actuarial Remeasurements	546,911	(370,083)	235,549
Restriction recognized in Other Comprehensive Income	(94,198)	(43,197)	(1,696)
Remeasurements recognized in Other Comprehensive Income	65,946	(159,979)	1,639

The historical actuarial remeasurements are as follows:

	2019	2018	2017	2016	2015
Present value of defined benefit obligation	(4,601,966)	(4,391,251)	(4,314,592)	(4,174,653)	(4,739,299)
Fair value of the plan assets	3,656,891	3,568,934	3,456,613	3,292,890	3,865,411
Surplus (Deficit)	(945,075)	(822,317)	(857,979)	(881,763)	(873,888)
Experience adjustments on plan liabilities (Gain)	546,911	(370,083)	235,549	186,905	(202,749)
Experience adjustments on plan assets (Gain)	253,301	253,301	(232,214)	(109,153)	235,275

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2019
	Brazilian Plans	American Plans
Fixed income	98.0%	54.9%
Variable income	—	42.2%
Others	2.0%	2.9%
Total	100.0%	100.0%

	2018
	Brazilian Plans	American Plans
Fixed income	98.0%	58.1%
Variable income	—	36.5%
Others	2.0%	5.4%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 50% in shares, 40% in debt securities and 10% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2019 and 2018, respectively:

	2019
	Brazilian Plan	North America Plan
Average discount rate	7.16%	3.00% - 3.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2019
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2019
Rate of rotation	Null	Based on age and/or the service

	2018
	Brazilian Plan	North America Plan
Average discount rate	9.10%	3.50% - 4.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2018
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2018
Rate of rotation	Based on plan background	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 118,283 in 2019 (R$ 123,225 in 2018).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2019	2018	2017
Current service cost	3,302	4,144	4,441
Interests expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Net cost pension benefit	11,241	(25,514)	22,372

The funded status of the post-employment health benefits plans is as follows:

	2019	2018
Present value of obligations	(298,989)	(272,959)
Total net liabilities	(298,989)	(272,959)

Changes in plan assets and actuarial liabilities were as follows:

	2019	2018	2017
Change in benefit obligation
Benefit obligation at beginning of the year	272,959	316,364	305,447
Cost of service	3,302	4,144	4,441
Interest expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Contributions from participants	2,088	1,496	1,556
Payment of benefits	(15,331)	(18,655)	(14,230)
Remeasurements	11,202	(40,841)	(14,452)
Exchange variations	16,830	40,109	15,671
Benefit obligation at the end of the year	298,989	272,959	316,364

	2019	2018	2017
Change in plan assets
Contributions from sponsors	13,243	17,159	12,572
Contributions from participants	2,088	1,496	1,556
Payments of benefits	(15,331)	(18,655)	(14,128)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2019	2018	2017	2016	2015
Present value of defined benefit obligation	(298,989)	(272,959)	(316,364)	(305,447)	(446,843)
Deficit	(298,989)	(272,959)	(316,364)	(305,447)	(446,843)
Experience adjustments on plan liabilities	11,202	(40,841)	(14,452)	(3,673)	(45,884)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2019	2018	2017
Losses on actuarial obligation	11,202	(40,841)	(14,452)
Actuarial losses recognized in Equity	11,202	(40,841)	(14,452)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2019	2018
Average discount rate	3.00% - 3.25%	3.75% - 4.25%
Health treatment - rate assumed next year	5.80% - 6.70%	6.60% - 6.75%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00% - 4.40%	4.00% - 4.40%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	1,886	(1,519)
Effect over benefit plan obligations	37,867	(30,937)

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 32,863 as of December 31, 2019 (R$ 26,502 as of December 31, 2018).